Expense Example - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Premium Class
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 33
3 years	110
5 years	197
10 years	$ 450